Leases (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2012 Southeast Operations	Dec. 30, 2012 Southeast Operations Equipment
Leases
Gross amount of equipment under capital leases									$ 112,000
Accumulated depreciation									(10,000)
Net amount of equipment under capital leases									102,000
Minimum annual rental payments under the terms of capital leases
2013								55,000
2014								24,000
2015								5,000
Thereafter								0
Total minimum lease payments								84,000
Less amounts representing interest								(4,000)
Present value of net capital lease payments								80,000
Minimum annual rental payments under the terms of operating leases
2013					12,346,000			120,000
2014					11,613,000			115,000
2015					10,919,000			90,000
Thereafter								0
Total					89,182,000			325,000
Rental expense	$ 3,700,000	$ 3,600,000	$ 7,300,000	$ 7,200,000	$ 14,300,000	$ 14,500,000	$ 14,200,000	$ 400,000